UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22918

Horizons ETF Trust

(Exact name of registrant as specified in charter)

1350 Avenue of the Americas, 33rd floor, New York, NY 10019

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 205-8300

Date of fiscal year end: July 31

Date of reporting period: April 30, 2014

Item 1. Schedule of Investments.

Horizons ETF Trust	Schedule of Portfolio Investments
Horizons Korea KOSPI 200 ETF	April 30, 2014

(Unaudited)

	Shares	Value
Common Stocks 97.4%
Able C&C Co., Ltd.* (Consumer Staples)	60	$1,719
Amorepacific Corp. (Consumer Staples)	27	34,893
Amorepacific Group (Consumer Staples)	24	12,407
Binggrae Co., Ltd. (Consumer Staples)	51	4,641
BS Financial Group, Inc. (Financials)	1,440	22,025
Bukwang Pharmaceutical Co., Ltd. (Health Care)	180	2,535
Cheil Industries, Inc. (Materials)	372	23,733
Cheil Worldwide, Inc.* (Consumer Discretionary)	780	18,953
CJ Cheiljedang Corp. (Consumer Staples)	66	19,806
CJ Corp. (Industrials)	111	13,432
CJ Korea Express Corp.* (Industrials)	78	8,230
Coway Co., Ltd. (Consumer Discretionary)	417	32,900
Crown Confectionery Co., Ltd. (Consumer Staples)	12	3,433
Dae Won Kang Up Co., Ltd. (Consumer Discretionary)	330	2,108
Daeduck Electronics Co., Ltd. (Information Technology)	300	2,210
Daeduck GDS Co., Ltd. (Information Technology)	150	2,476
Daekyo Co., Ltd.* (Consumer Discretionary)	270	1,738
Daelim Industrial Co., Ltd. (Industrials)	234	19,051
Daesang Corp. (Consumer Staples)	180	7,109
Daewoo Engineering & Construction Co., Ltd.* (Industrials)	1,740	14,419
Daewoo International Corp. (Industrials)	330	11,580
Daewoo Securities Co., Ltd.* (Financials)	1,500	12,285
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (Industrials)	1,110	32,129
Daewoong Pharmaceutical Co., Ltd. (Health Care)	45	3,049
Dong Ah Tire & Rubber Co., Ltd. (Consumer Discretionary)	90	1,668
Dong-A Socio Holdings Co., Ltd. (Health Care)	33	4,153
Dongbu Insurance Co., Ltd. (Financials)	354	19,533
Dongkuk Steel Mill Co., Ltd. (Materials)	390	3,738
Dongwon F&B Co., Ltd. (Consumer Staples)	33	6,437
Dongyang Mechatronics Corp. (Consumer Discretionary)	180	1,732
Doosan Corp. (Industrials)	63	8,111
Doosan Engine Co., Ltd.* (Industrials)	330	2,770
Doosan Heavy Industries & Construction Co., Ltd. (Industrials)	390	13,138
Doosan Infracore Co., Ltd.* (Industrials)	1,050	12,655
E-Mart Co., Ltd. (Consumer Staples)	174	39,752
Global & Yuasa Battery Co., Ltd. (Consumer Discretionary)	72	3,454
Green Cross Corp.* (Health Care)	48	5,924
GS Engineering & Construction Corp.* (Industrials)	300	10,542
GS Holdings Corp. (Energy)	420	19,557
GS Retail Co., Ltd. (Consumer Staples)	240	6,668
Halla Visteon Climate Control Corp. (Consumer Discretionary)	300	12,517
Hana Financial Group, Inc. (Financials)	2,310	81,286
Handsome Co., Ltd. (Consumer Discretionary)	120	3,032
Hanil Cement Co., Ltd. (Materials)	36	4,147
Hanil E-Hwa Co., Ltd. (Consumer Discretionary)	180	3,677
Hanjin Heavy Industries & Construction Co., Ltd.* (Industrials)	390	4,587
Hankook Shell Oil Co., Ltd.* (Energy)	6	2,718
Hankook Tire Worldwide Co., Ltd. (Financials)	210	4,249

	Shares	Value
Common Stocks (continued)
Hanmi Pharmaceuticals Co., Ltd.* (Health Care)	48	$5,413
Hansae Co., Ltd. (Consumer Discretionary)	150	3,115
Hansol Paper Co., Ltd. (Materials)	270	2,966
Hansol Technics Co., Ltd.* (Information Technology)	90	1,912
Hanwha Chemical Corp. (Materials)	630	11,130
Hanwha Corp. (Materials)	390	11,345
Hanwha Life Insurance Co., Ltd. (Financials)	3,630	23,614
Hite Jinro Co., Ltd. (Consumer Staples)	270	6,534
Hotel Shilla Co., Ltd. (Consumer Discretionary)	279	23,471
Huchems Fine Chemical Corp. (Materials)	210	4,432
Huvis Corp. (Consumer Discretionary)	300	3,340
Hwashin Co., Ltd. (Consumer Discretionary)	120	1,406
Hyosung Corp. (Materials)	192	13,698
Hyundai Department Store Co., Ltd. (Consumer Discretionary)	126	16,223
Hyundai Development Co. Engineering & Construction (Industrials)	540	15,447
Hyundai Elevator Co., Ltd.* (Industrials)	60	2,318
Hyundai Engineering & Construction Co., Ltd. (Industrials)	603	32,573
Hyundai Glovis Co., Ltd. (Industrials)	93	21,922
Hyundai Heavy Industries Co., Ltd. (Industrials)	411	76,987
Hyundai Hysco Co., Ltd. (Materials)	90	4,801
Hyundai Merchant Marine Co., Ltd.* (Industrials)	990	9,919
Hyundai Mipo Dockyard (Industrials)	84	11,425
Hyundai Mobis Co., Ltd. (Consumer Discretionary)	567	161,921
Hyundai Motor Co. (Consumer Discretionary)	1,284	285,885
Hyundai Securities Co., Ltd.* (Financials)	930	6,248
Hyundai Steel Co. (Materials)	633	41,363
Hyundai Wia Corp. (Consumer Discretionary)	120	19,748
Il Yang Pharmaceutical Co., Ltd.* (Health Care)	90	2,191
Iljin Display Co., Ltd. (Information Technology)	120	1,609
Iljin Materials Co., Ltd.* (Information Technology)	120	1,289
Industrial Bank of Korea (Financials)	1,620	19,917
IS Dongseo Co., Ltd.* (Industrials)	90	2,034
Kangwon Land, Inc. (Consumer Discretionary)	1,170	33,808
KB Financial Group, Inc. (Financials)	3,060	104,271
KCC Corp. (Industrials)	45	22,392
KEPCO Engineering & Construction Co., Inc.* (Industrials)	81	4,830
KIA Motors Corp. (Consumer Discretionary)	2,196	121,810
Kolon Industries, Inc. (Materials)	138	9,164
Korea Aerospace Industries, Ltd. (Industrials)	810	25,837
Korea Circuit Co., Ltd. (Information Technology)	210	2,602
Korea Electric Power Corp. (Utilities)	2,670	102,096
Korea Electric Terminal Co., Ltd.* (Industrials)	60	2,527
Korea Gas Corp.* (Utilities)	309	18,486
Korea Investment Holdings Co., Ltd. (Financials)	360	13,191
Korea Petrochemical Industrial Co., Ltd. (Materials)	21	1,264
Korea Zinc Co., Ltd. (Materials)	72	23,733
Korean Air Lines Co., Ltd.* (Industrials)	330	10,638
KT Corp. (Telecommunication Services)	1,860	59,059
KT&G Corp. (Consumer Staples)	915	73,342
Kukdo Chemical Co., Ltd.* (Materials)	30	1,472
Kumho Petro Chemical Co., Ltd. (Materials)	153	12,930
Kumho Tire Co., Inc.* (Consumer Discretionary)	990	12,459
LF Corp. (Consumer Discretionary)	150	3,891

See accompanying notes to schedule of portfolio investments.

Horizons ETF Trust	Schedule of Portfolio Investments
Horizons Korea KOSPI 200 ETF	April 30, 2014

(Unaudited)

	Shares	Value
Common Stocks (continued)
LG Chem, Ltd. (Materials)	387	$98,531
LG Corp. (Industrials)	792	44,085
LG Display Co., Ltd.* (Information Technology)	1,950	51,819
LG Electronics, Inc. (Consumer Discretionary)	888	59,057
LG Hausys, Ltd. (Industrials)	54	9,514
LG Household & Health Care, Ltd. (Consumer Staples)	78	35,640
LG Innotek Co., Ltd.* (Information Technology)	84	9,270
LG International Corp. (Industrials)	240	7,098
LG Life Sciences Ltd.* (Health Care)	90	3,115
LG Uplus Corp. (Telecommunication Services)	1,470	14,444
Lock & Lock Co., Ltd. (Materials)	150	2,273
Lotte Chemical Corp. (Materials)	129	20,355
Lotte Chilsung Beverage Co., Ltd. (Consumer Staples)	6	9,079
Lotte Confectionery Co., Ltd. (Consumer Staples)	6	10,281
Lotte Food Co., Ltd. (Consumer Staples)	6	4,496
Lotte Shopping Co., Ltd. (Consumer Discretionary)	78	24,162
LS Corp. (Industrials)	147	11,512
LS Industrial Systems Co., Ltd. (Industrials)	138	8,817
Mando Corp. (Consumer Discretionary)	105	12,604
Mirae Asset Securities Co., Ltd. (Financials)^	240	9,828
Moorim P&P Co., Ltd. (Materials)	300	1,448
Muhak Co., Ltd.* (Consumer Staples)	120	3,520
Namhae Chemical Corp. (Materials)	180	1,690
Namyang Dairy Products Co., Ltd. (Consumer Staples)	6	5,320
Naver Corp. (Information Technology)	249	177,892
NCsoft Corp. (Information Technology)	129	25,600
Nexen Tire Corp.* (Consumer Discretionary)	330	4,520
Nongshim Co., Ltd. (Consumer Staples)	30	8,930
OCI Co., Ltd.* (Materials)	129	22,603
Orion Corp. (Consumer Staples)	30	22,886
Ottogi Corp.* (Consumer Staples)	12	4,757
Poongsan Corp. (Materials)	180	4,426
POSCO (Materials)	618	183,963
Posco Plantec Co., Ltd.* (Industrials)	330	1,303
S&T Dynamics Co., Ltd. (Industrials)	150	1,735
S&T Motiv Co., Ltd. (Consumer Discretionary)	60	1,621
S-1 Corp. (Industrials)	207	15,730
Samsung C&T Corp. (Industrials)	1,107	69,442
Samsung Card Co., Ltd. (Financials)	300	10,876
Samsung Electro-Mechanics Co., Ltd. (Information Technology)	498	31,914
Samsung Electronics Co., Ltd. (Information Technology)	921	1,197,389
Samsung Engineering Co., Ltd.* (Industrials)	267	19,980
Samsung Fine Chemicals Co., Ltd. (Materials)	150	5,983
Samsung Fire & Marine Insurance Co., Ltd. (Financials)	297	70,440

	Shares	Value
Common Stocks (continued)
Samsung Heavy Industries Co., Ltd. (Industrials)	1,440	$39,311
Samsung Life Insurance Co., Ltd. (Financials)	834	77,588
Samsung SDI Co., Ltd. (Information Technology)	285	41,660
Samsung Securities Co., Ltd. (Financials)	480	18,284
Samsung Techwin Co., Ltd. (Industrials)	309	17,320
Samyang Corp. (Consumer Staples)	36	2,509
SeAH Besteel Corp. (Materials)	120	3,235
SeAH Steel Corp.* (Materials)	21	2,500
Shinhan Financial Group Co., Ltd. (Financials)	3,570	155,517
Shinsegae Co., Ltd. (Consumer Discretionary)	63	13,661
Sindoh Co., Ltd. (Information Technology)	48	3,146
SK C&C Co., Ltd. (Information Technology)	210	28,766
SK Chemicals Co., Ltd. (Materials)	141	8,203
SK Holdings Co., Ltd. (Industrials)	234	41,454
SK Hynix, Inc.* (Information Technology)	4,740	184,231
SK Innovation Co., Ltd. (Energy)	579	66,139
SK Networks Co., Ltd.* (Industrials)	1,230	11,336
SK Telecom Co., Ltd. (Telecommunication Services)	471	97,346
SKC Co., Ltd. (Materials)	180	5,951
SL Corp. (Consumer Discretionary)	90	1,551
S-Oil Corp. (Energy)	609	35,609
Songwon Industrial Co., Ltd. (Materials)	120	1,179
Ssangyong Cement Industrial Co., Ltd.* (Materials)	480	4,387
Ssangyong Motor Co.* (Consumer Discretionary)	360	3,482
Taekwang Industrial Co., Ltd. (Materials)	3	3,865
Taihan Electric Wire Co., Ltd.* (Industrials)	1,020	2,079
The Basic House Co., Ltd.* (Consumer Discretionary)	90	2,043
Toray Chemical Korea, Inc.* (Consumer Discretionary)	150	2,106
Unid Co., Ltd. (Materials)	24	1,547
Woori Finance Holdings Co., Ltd.* (Financials)	3,030	34,172
Woori Investment & Securities Co., Ltd. (Financials)	900	7,597
Young Poong Corp. (Materials)	6	6,912
Yuhan Corp. (Health Care)	81	14,233

TOTAL COMMON STOCKS (Cost $5,205,343)		5,367,771

Rights (NM)
GS Engineering & Construction Corp.* (Industrials)	96	809

TOTAL RIGHTS (Cost $—)		809

TOTAL INVESTMENTS (Cost $5,205,343) — 97.4%		5,368,580
Net other assets (liabilities) — 2.6%		144,823

NET ASSETS — 100.0%		$5,513,403

*	Non-income producing security
NM	Not meaningful, amount less than .05%

^	The issuer of this security is an affiliate of the Fund’s Advisor, and is therefore considered an affiliate of the Fund.

See accompanying notes to schedule of portfolio investments.

Horizons ETF Trust	Schedule of Portfolio Investments
Horizons Korea KOSPI 200 ETF	April 30, 2014

(Unaudited)

The Horizons Korea KOSPI 200 ETF invested in the following sectors as of April 30, 2014:

	Value	% of Net Assets
Consumer Discretionary	$893,663	16.3%
Consumer Staples	324,159	5.7%
Energy	124,023	2.2%
Financials	690,921	12.6%
Health Care	40,613	0.7%
Industrials	691,018	12.6%
Information Technology	1,763,785	32.0%
Materials	548,967	10.0%
Telecommunication Services	170,849	3.1%
Utilities	120,582	2.2%
Other	144,823	2.6%

Total	$5,513,403	100.0%

The Horizons Korea KOSPI 200 ETF invested in securities with exposure to the following countries as of April 30, 2014:

	Value	% of Net Assets
South Korea	$5,368,580	97.4%
Other	144,823	2.6%

Total	$5,513,403	100.0%

See accompanying notes to schedule of portfolio investments.

Horizons ETF Trust	April 30, 2014
Notes to Schedule of Portfolio Investments (Unaudited)

1. Organization

Horizons ETF Trust (the “Trust”) was organized on July 15, 2013 as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. Currently, the Trust has registered its Shares in three separate series: Horizons Korea KOSPI 200 ETF (the “Korea Fund”), Horizons China High Dividend Yield ETF (the “China Fund”) and Horizons Canada S&P/TSX 60 ETF (the “Canada Fund”) (individually referred to as a “Fund,” or collectively as the “Funds.”). Each Fund is a passively managed exchange-traded fund. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held. As of April 30, 2014, only the Korea Fund had commenced operations.

The investment objective of each Fund is to provide investment results that, before fees and expenses, correspond generally to the performance of a specified market index (each, a “Reference Index”). The Reference Index for the Korea Fund is the KOSPI 200 Index. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies, and strategies. There is no assurance that each Fund will achieve its investment objective.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2. Basis of Presentation and Significant Accounting Polices

The preparation of the Schedule of Portfolio Investments is in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Preparation of the Schedule of Portfolio Investments in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Portfolio Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Portfolio Investments may differ from the value the Fund ultimately realizes upon sale of securities.

Investment Valuation

The Korea Fund’s investments (e.g., equity securities and rights) are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

Horizons ETF Trust	April 30, 2014
Notes to Schedule of Portfolio Investments (continued)	(Unaudited)

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Trust’s procedures require the Fund’s Valuation Committee, in accordance with the Fund’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value per share (“NAV”) and the prices used by a Fund’s Reference Index. This may result in a difference between a Fund’s performance and the performance of the Fund’s underlying Reference Index. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or sell your shares.

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets

•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities and rights are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2).

The following is a summary of the valuations as of April 30, 2014, for the Fund based upon the three levels defined above:

	Level 1	Level 2	Total Investments
Korea Fund
Common Stocks	$5,367,771	$—	$5,367,771
Rights	809	—	809

Total Investments	$5,368,580	$—	$5,368,580

Please refer to the Schedule of Portfolio Investments to view equity securities segregated by industry type. For the period ended April 30, 2014, there were no securities categorized as Level 3.

Horizons ETF Trust	April 30, 2014
Notes to Schedule of Portfolio Investments (continued)	(Unaudited)

Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Fund denominated in a foreign currency, if any, are translated in U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Investment Transactions

For financial reporting purposes, portfolio security transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date.

3. Principal Risks

As with any investment, you could lose all or part of your investment in the Fund and performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Prospectus.

Index Risk: Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Reference Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Reference Index, even if that security generally is underperforming.

Market Risk: Securities in a Reference Index are subject to market fluctuations. You should anticipate that the value of shares will decline, more or less, in correlation with any decline in value, in aggregate, of the securities in a Reference Index.

Foreign Securities Risk: Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. Foreign markets also may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. Brokerage and transaction costs are generally higher for foreign securities than for U.S. investments. Foreign investments typically are issued and traded in foreign currencies. As a result, their values may be affected significantly by changes in exchange rates between foreign currencies and the U.S. dollar.

Emerging Markets Risk: The risks of foreign investments are typically greater in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Horizons ETF Trust	April 30, 2014
Notes to Schedule of Portfolio Investments (continued)	(Unaudited)

Country Concentration Risk: To the extent that a Reference Index is concentrated in a particular country, the Fund also will be subject to risks of that country (i.e., South Korea), which may subject the Fund to a greater loss as a result of adverse legal, regulatory, political, currency, security and economic business, or other developments affecting that country. In addition, developments of neighboring countries may have an adverse effect on the country of the Reference Index. The Schedule of Portfolio Investments includes information on the Fund’s holdings, including industry and/or geographical composition.

4. Federal Income Tax Information

At April 30, 2014, the tax cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Korea Fund	$5,205,343	$246,311	$(83,074)	$163,237

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Horizons ETF Trust

By	(Signature and Title)	/s/ Robert E. Shea
Robert E. Shea, President

Date	June 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	(Signature and Title)	/s/ Robert E. Shea
Robert E. Shea, President

Date	June 27, 2014

By	(Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Treasurer

Date	June 27, 2014